Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENT FUNDS
Entity Central Index Key	0000824036
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000018545
Shareholder Report [Line Items]
Fund Name	U.S. Strategic Equity Fund
Trading Symbol	RIFAX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Strategic Equity Fund	$93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its primary benchmark for the fiscal year. One of the Fund’s four money managers outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, as holdings within the information technology and industrials sectors detracted from performance. Factor positioning was negative, as tilts toward smaller size and away from the most expensive, most volatile, and most stretched positive price momentum stocks were not rewarded. Sector allocation decisions were mixed over the period, as an overweight to the healthcare and consumer staples sectors detracted from performance, while an underweight to the real estate sector added to performance. Russell Investment Management, LLC’s (“RIM”) positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt toward lower volatility stocks and away from expensive stocks, performed in line with the benchmark for the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 1000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	U.S. Strategic Equity Fund	Russell 1000® Index
2015	10,000	10,000
2016	11,064	11,205
2017	13,364	13,636
2018	12,076	12,983
2019	15,730	17,063
2020	19,480	20,640
2021	23,454	26,101
2022	18,562	21,108
2023	23,442	26,708
2024	28,249	33,255
2025	32,326	39,030

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. Strategic Equity Fund	14.43%	10.66%	12.45%
Russell 1000® Index	17.37%	13.59%	14.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 646,409,000
Holdings Count | Holding	500
Advisory Fees Paid, Amount	$ 4,269,000
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$646,409
Total Number of Portfolio Holdings	500
Total Advisory Fees Paid (thousands)	$4,269
Portfolio Turnover Rate	61%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(5.3)%
Short-Term Investments	3.9%
Common Stocks	101.2%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Technology	42.3%
Financial Services	14.2%
Consumer Discretionary	13.2%
Health Care	9.8%
Producer Durables	8.2%
Consumer Staples	3.8%
Materials and Processing	3.7%
Energy	3.0%
Utilities	3.0%
Other	(1.2)%

C000018546
Shareholder Report [Line Items]
Fund Name	U.S. Small Cap Equity Fund
Trading Symbol	RIFBX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
U.S. Small Cap Equity Fund	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. One of the Fund’s six money managers to whose strategies Russell Investment Management, LLC (“RIM”) allocated Fund assets outperformed its assigned benchmark for the fiscal year. Stock selection was the primary detractor over the period, primarily within the industrials and materials sectors. Factor positioning was a negative contributor, with exposure towards higher quality stocks and away from the most expensive and most volatile stocks detracting from performance. Sector allocation was mixed over the period, as an overweight to the consumer discretionary sector detracted from performance while an overweight to the materials sector contributed positively. RIM’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio that maintained a tilt away from the most expensive, lowest quality and most volatile stocks, detracted over the fiscal year.

RIM fully equitized the Fund’s cash utilizing index futures over the fiscal year, which was beneficial given the positive return of the Russell 2000® Index during the period.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	U.S. Small Cap Equity Fund	Russell 3000® Index	Russell 2000®IndexFootnote Reference(a)
2015	10,000	10,000	10,000
2016	11,866	11,274	12,131
2017	13,703	13,656	13,908
2018	12,062	12,940	12,376
2019	14,844	16,954	15,535
2020	16,730	20,495	18,636
2021	21,045	25,754	21,397
2022	17,687	20,808	17,024
2023	20,093	26,209	19,906
2024	21,807	32,448	22,203
2025	23,627	38,012	25,047

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
U.S. Small Cap Equity Fund	8.34%	7.15%	8.98%
Russell 3000® Index	17.15%	13.15%	14.29%
Russell 2000®IndexFootnote Reference(a)	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 207,484,000
Holdings Count | Holding	1,100
Advisory Fees Paid, Amount	$ 1,757,000
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$207,484
Total Number of Portfolio Holdings	1,100
Total Advisory Fees Paid (thousands)	$1,757
Portfolio Turnover Rate	89%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.2%
Securities Sold Short	(3.7)%
Short-Term Investments	3.9%
Common Stocks	99.6%

Sector Exposure - Common Stocks

(% of Net Assets)

Value	Value
Financial Services	22.1%
Health Care	17.5%
Producer Durables	16.8%
Technology	13.8%
Consumer Discretionary	11.4%
Materials and Processing	8.2%
Energy	4.8%
Consumer Staples	2.5%
Utilities	2.5%
Other	0.4%

Material Fund Change [Text Block]

Material Fund Changes

In March 2025, RIM terminated BAMCO, Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Material Fund Change Adviser [Text Block]	In March 2025, RIM terminated BAMCO, Inc. as a money manager for the Fund and hired Lord, Abbett & Co. LLC as a money manager for the Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

C000018547
Shareholder Report [Line Items]
Fund Name	International Developed Markets Fund
Trading Symbol	RIFCX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
International Developed Markets Fund	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the fiscal year. Two of the Fund’s three money managers outperformed their assigned benchmarks.  With respect to factor exposures, the Fund’s tilt towards quality stocks and smaller capitalization stocks were key detractors. With respect to sector exposures, the Fund’s underweight to energy, healthcare and real estate contributed positively to performance. Stock selection was not beneficial over the period. Russell Investment Management, LLC’s positioning strategy, which sought to control Fund-level exposures and risks through the purchase of a stock portfolio providing exposure to quality, detracted over the fiscal year. The Fund’s use of derivatives to provide preferred positioning with respect to countries and currencies added value over the fiscal year while the use of index futures to equitize a portion of the Fund’s cash performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	International Developed Markets Fund	MSCI World ex USA Index (Net)	International Developed Markets Linked BenchmarkFootnote Reference(a)
2015	10,000	10,000	10,000
2016	10,236	10,275	10,242
2017	12,793	12,762	12,788
2018	10,890	10,964	10,986
2019	13,037	13,430	13,457
2020	13,699	14,449	14,477
2021	15,433	16,273	16,305
2022	13,420	13,947	13,975
2023	15,602	16,449	16,482
2024	16,035	17,222	17,257
2025	20,627	22,708	22,754

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
International Developed Markets Fund	28.64%	8.53%	7.51%
MSCI World ex USA Index (Net)	31.85%	9.46%	8.55%
International Developed Markets Linked BenchmarkFootnote Reference(a)	31.85%	9.46%	8.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 395,942,000
Holdings Count | Holding	541
Advisory Fees Paid, Amount	$ 3,214,000
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$395,942
Total Number of Portfolio Holdings	541
Total Advisory Fees Paid (thousands)	$3,214
Portfolio Turnover Rate	36%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	1.7%
Preferred Stocks	0.5%
Short-Term Investments	5.9%
Common Stocks	91.9%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
Japan	16.2%
United Kingdom	9.5%
United States	8.9%
France	7.9%
Germany	7.8%
Canada	4.4%
Netherlands	4.3%
Switzerland	4.1%
China	3.6%
Italy	3.1%
Other Common Stocks	22.1%
Other	8.1%

C000018549
Shareholder Report [Line Items]
Fund Name	Strategic Bond Fund
Trading Symbol	RIFDX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Strategic Bond Fund	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund outperformed its primary benchmark for the fiscal year. The Fund’s overweight to corporate bonds and securitized credit (non-agency CMO, non-agency CMBS and ABS) were the primary drivers of outperformance. Additionally, the Fund’s overweight to 2- and 3- year U.S. key rate duration position, implemented via derivatives, was additive as short-term U.S. interest rates rallied in 2025. Short Japanese and European interest rates positions, implemented via derivatives, also contributed positively to performance. The Fund used government bond futures to seek to generate active returns from interest rates positions, and the strategy had a modestly positive impact during the fiscal year. The Fund also used currency forwards to seek to generate active returns from currency positions, but the strategy dragged on performance for the fiscal year. All of the Fund’s money managers outperformed their assigned benchmarks for the fiscal year.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Strategic Bond Fund	Bloomberg U.S. Aggregate Bond Index
2015	10,000	10,000
2016	10,310	10,265
2017	10,708	10,628
2018	10,621	10,630
2019	11,598	11,556
2020	12,576	12,424
2021	12,347	12,232
2022	10,584	10,641
2023	11,009	11,229
2024	11,101	11,369
2025	11,917	12,199

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Strategic Bond Fund	7.35%	(1.07)%	1.77%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 873,078,000
Holdings Count | Holding	942
Advisory Fees Paid, Amount	$ 4,692,000
InvestmentCompanyPortfolioTurnover	52.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$873,078
Total Number of Portfolio Holdings	942
Total Advisory Fees Paid (thousands)	$4,692
Portfolio Turnover Rate	52%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.2)%
Short-Term Investments	15.9%
Long-Term Fixed Income Investments	84.3%

Long-Term Fixed Income Exposure

(% of Net Assets)

Value	Value
Corporate Bonds and Notes	26.1%
Mortgage-Backed Securities	25.1%
International Debt	13.2%
Asset-Backed Securities	6.7%
Non-US Bonds	6.6%
United States Government Treasuries	6.3%
United States Government Agencies	0.3%
Other	15.7%

C000018548
Shareholder Report [Line Items]
Fund Name	Global Real Estate Securities Fund
Trading Symbol	RIFSX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Global Real Estate Securities Fund	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund underperformed its secondary benchmark for the period. Negative security selection within the United Kingdom and Singapore detracted from performance. Unfavorable stock selection among net lease and specialty REITs also had a negative impact. These effects were partially offset by positive security selection within the health care and office sectors.

During the period, performance among the Fund’s money managers was mixed, with one underperforming and one outperforming the Fund’s secondary benchmark.

Russell Investment Management, LLC’s (“RIM”) positioning strategy, which implemented sector tilting through the purchase of real estate stocks, outperformed the Fund’s secondary benchmark. An underweight to technology and specialty REITs was additive, while an overweight to shopping centers detracted from performance.

During the fiscal year, RIM used index futures contracts to equitize the Fund’s cash and this strategy performed as intended.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Global Real Estate Securities Fund	MSCI World Index (Net)	FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)
2015	10,000	10,000	10,000
2016	10,302	10,751	10,406
2017	11,518	13,159	11,485
2018	10,859	12,013	10,838
2019	13,209	15,337	13,212
2020	12,526	17,776	12,018
2021	15,932	21,654	15,153
2022	11,667	17,726	11,352
2023	12,898	21,942	12,450
2024	13,081	26,039	12,566
2025	14,205	31,532	13,770

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Global Real Estate Securities Fund	8.59%	2.55%	3.57%
MSCI World Index (Net)	21.09%	12.15%	12.17%
FTSE EPRA Nareit Developed Index (Net)Footnote Reference(a)	9.58%	2.76%	3.25%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 979,326,000
Holdings Count | Holding	143
Advisory Fees Paid, Amount	$ 7,705,000
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$979,326
Total Number of Portfolio Holdings	143
Total Advisory Fees Paid (thousands)	$7,705
Portfolio Turnover Rate	67%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	0.8%
Short-Term Investments	5.5%
Common Stocks	93.7%

Country Exposure - Common Stocks

(% of Net Assets)

Value	Value
United States	57.4%
Japan	9.5%
Australia	6.0%
United Kingdom	3.5%
Singapore	3.2%
Hong Kong	3.0%
France	2.7%
Germany	2.2%
Sweden	1.7%
Switzerland	1.3%
Other Common Stocks	3.2%
Other	6.3%

C000047304
Shareholder Report [Line Items]
Fund Name	Moderate Strategy Fund
Trading Symbol	RIFGX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Moderate Strategy Fund	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.  During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.  Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Moderate Strategy Fund	Bloomberg U.S. Universal Index
2015	10,000	10,000
2016	10,775	10,391
2017	11,840	10,816
2018	11,257	10,789
2019	12,668	11,791
2020	13,479	12,684
2021	14,589	12,544
2022	12,305	10,914
2023	13,698	11,588
2024	14,586	11,824
2025	16,372	12,721

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Moderate Strategy Fund	12.24%	3.96%	5.05%
Bloomberg U.S. Universal Index	7.58%	0.06%	2.44%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 64,761,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$64,761
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$0
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
Fixed Income	53.8%
International Equities	20.4%
Domestic Equities	16.0%
Multi-Asset	7.9%
Alternative	2.0%
Other	(0.1)%

C000047305
Shareholder Report [Line Items]
Fund Name	Balanced Strategy Fund
Trading Symbol	RIFHX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Balanced Strategy Fund	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.   Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Balanced Strategy Fund	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,905	10,786
2017	12,214	13,372
2018	11,384	12,113
2019	13,256	15,335
2020	14,271	17,828
2021	16,132	21,133
2022	13,494	17,252
2023	15,453	21,082
2024	16,918	24,769
2025	19,449	30,302

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Balanced Strategy Fund	14.96%	6.39%	6.88%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 220,956,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 94,000
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$220,956
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$94
Portfolio Turnover Rate	19%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	34.6%
Fixed Income	33.4%
Domestic Equities	21.1%
Multi-Asset	6.9%
Alternative	4.0%

C000047306
Shareholder Report [Line Items]
Fund Name	Aggressive Strategy Fund
Trading Symbol	RIFIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Aggressive Strategy Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds.  During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.    Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Aggressive Strategy Fund	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	10,973	10,786
2017	12,690	13,372
2018	11,669	12,113
2019	13,777	15,335
2020	15,120	17,828
2021	17,757	21,133
2022	14,702	17,252
2023	17,343	21,082
2024	19,414	24,769
2025	22,800	30,302

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Aggressive Strategy Fund	17.45%	8.56%	8.59%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 182,787,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 82,000
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$182,787
Total Number of Portfolio Holdings	11
Total Advisory Fees Paid (thousands)	$82
Portfolio Turnover Rate	18%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Investments in Affiliated Funds	100.0%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	39.5%
Domestic Equities	33.4%
Fixed Income	14.3%
Multi-Asset	7.8%
Alternative	5.0%

Material Fund Change [Text Block]

Material Fund Changes

Until April 30, 2025, the Fund’s name was Growth Strategy Fund. Effective May 1, 2025, the Fund changed its name to Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until April 30, 2025, the Fund’s name was Growth Strategy Fund. Effective May 1, 2025, the Fund changed its name to Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

C000047307
Shareholder Report [Line Items]
Fund Name	Equity Aggressive Strategy Fund
Trading Symbol	RIFJX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/russellinvestments?Site=RIF. You can also request this information by contacting us at 1-800-787-7354 or by sending an e-mail to: service@russellinvestments.com.
Additional Information Phone Number	1-800-787-7354
Additional Information Email	service@russellinvestments.com
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of $10,000 Investment	Costs Paid as % of $10,000 Investment
Equity Aggressive Strategy Fund	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund is a fund-of-funds that diversifies its investments in equity, fixed income, multi-asset and alternative active underlying funds pursuant to Russell Investment Management, LLC’s target strategic asset allocation.  The Fund’s performance is therefore a function of its asset allocation, the performance of the asset classes in which it invests and active management results of the underlying funds. During the fiscal year, fixed income performance favored longer-duration government and credit exposures over shorter-duration assets, while equities were led by emerging markets, developed international markets and U.S. large cap equity markets, which outperformed U.S. small cap equities.  Active performance of the underlying funds was mixed, with some underlying funds outperforming their benchmarks and others underperforming their benchmarks.

Performance Past Does Not Indicate Future [Text]	*The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Equity Aggressive Strategy Fund	MSCI ACWI Index (Net)
2015	10,000	10,000
2016	11,085	10,786
2017	13,030	13,372
2018	11,798	12,113
2019	14,168	15,335
2020	15,339	17,828
2021	18,346	21,133
2022	15,103	17,252
2023	18,051	21,082
2024	20,414	24,769
2025	24,184	30,302

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Equity Aggressive Strategy Fund	18.47%	9.53%	9.23%
MSCI ACWI Index (Net)	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of any insurance company separate account or policy charges. Those charges, if included, would have reduced performance.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 52,958,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets (thousands)	$52,958
Total Number of Portfolio Holdings	10
Total Advisory Fees Paid (thousands)	$0
Portfolio Turnover Rate	24%

Holdings [Text Block]

Asset Type Exposure

Value	Value
Other	(0.1)%
Investments in Affiliated Funds	100.1%

Underlying Affiliated Fund Type Exposure

(% of Net Assets)

Value	Value
International Equities	42.4%
Domestic Equities	39.6%
Multi-Asset	7.8%
Alternative	5.4%
Fixed Income	4.9%
Other	(0.1)%

Material Fund Change [Text Block]

Material Fund Changes

Until April 30, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective May 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.

Material Fund Change Name [Text Block]	Until April 30, 2025, the Fund’s name was Equity Growth Strategy Fund. Effective May 1, 2025, the Fund changed its name to Equity Aggressive Strategy Fund.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2026 at https://connect.rightprospectus.com/russellinvestments?Site=RIFor upon request at 1-800-787-7354.